Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Commitments and Contingencies
2026	$ 32,738
2027	4,392
Total	37,130
Obligations for investment contracts
Commitments and Contingencies
2026	1,992
2027	711
Total	2,703
Obligations for purchasing and services
Commitments and Contingencies
2026	30,746
2027	3,681
Total	$ 34,427